UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-262701-05

Central Index Key Number of issuing entity: 0001992084

Benchmark 2023-V4 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-262701

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citi Real Estate Funding Inc.

(Central Index Key number 0001701238)

German American Capital Corporation

(Central Index Key number 0001541294)

Goldman Sachs Mortgage Company

(Central Index Key number 0001541502)

Bank of Montreal

(Central Index Key number: 0000927971)

Barclays Capital Real Estate Inc.

(Central Index Key number: 0001549574)

JPMorgan Chase Bank, National Association

(Central Index Key number: 0000835271)

(Exact names of sponsors as specified in their respective charters)

Richard Simpson, Citigroup Commercial Mortgage Securities Inc., (212) 816-5343

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “November 1, 2023 Form ABS-EE”), filed with the Securities and Exchange Commission on November 1, 2023 (accession number: 0001539497-23-001816), with respect to Benchmark 2023-V4 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2023-V4. The purpose of this Form ABS-EE/A is to file a revised Exhibit 102 that contains a revised Year Built Number value for Asset Number 5 and a revised Largest Tenant name for Asset Number 10. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the November 1, 2023 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: November 14, 2023	By:	/s/ Richard Simpson
		Name:	Richard Simpson
		Title:	President

BMARK 2023-V4 - Form ABS-EE/A